Convertible Notes (Tables)	6 Months Ended
Jun. 30, 2023
Convertible Debt [Abstract]
Schedule of conversion of convertible note	The fair value of the convertible note is calculated using the binomial tree model based on probability of remaining as straight debt using discounted cash flow with the following assumptions
February 9, 2022-May 25, 2022
Risk-free interest rate	0.53-0.91%
Expected life	0.20-0.48 year
Discount rate	9.33-11.22%
Expected volatility	80.48-143.72%
Expected dividend yield	0%
Fair value	$2,261,270

November 8, 2022-December 24, 2022
Risk-free interest rate	4.66-4.72%
Expected life	0.70-0.83 year
Discount rate	11.37-11.72%
Expected volatility	99.91-103.93%
Expected dividend yield	0%
Fair value	$1,534,654
January 10, 2023-February 3, 2023
Risk-free interest rate	4.75-4.81%
Expected life	0.59-0.65 year
Discount rate	10.96-11.37%
Expected volatility	109.85-113.95%
Expected dividend yield	0%
Fair value	$3,128,452